FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4 – FAIR VALUE MEASUREMENTS

The Company’s financial instruments consist of cash equivalents, if any, accounts receivable, notes receivable, investments in unconsolidated entities, accounts payable, and notes payable, including convertible notes. The carrying amounts of cash equivalents, if any, accounts receivable, notes receivable, and accounts payable approximate their respective fair values due to the short-term nature of these financial instruments.

The Company measures and discloses the fair value of its financial instruments under the provisions of ASC Topic 820 – Fair Value Measurement, as amended (“ASC 820”). The Company defines “fair value” as the price that would be received to sell an asset or paid to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level hierarchy for measuring fair value and requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. There were no transfers between the levels of the fair value hierarchy during the periods covered by the accompanying consolidated financial statements.

Consistent with the valuation hierarchy contained in ASC 820, we categorized certain of our financial assets and liabilities as follows:

	As of March 31, 2024
	Total	Level 1	Level 2	Level 3
Assets
Investment in unconsolidated entities	$-	$-	$-	$-
Total assets	$-	$-	$-	$-
Liabilities
Convertible notes payable	$587,303	$-	$587,303	$-
Total liabilities	$587,303	$-	$587,303	$-

	As of March 31, 2023
	Total	Level 1	Level 2	Level 3
Assets
Investment in unconsolidated entities	$206,231	$-	$-	$206,231
Total assets	$206,231	$-	$-	$206,231
Liabilities

Notes payable	$24,827,086	$-	$24,827,086	-
Total liabilities	$24,827,086	$-	$24,827,086	$-

Certain of the Company’s investments in unconsolidated entities are valued for purposes of this disclosure using unobservable inputs, since there are no observable market transactions for such investments. The fair value of notes receivable approximates the carrying value due to the short-term nature of the note.

As of March 31, 2024, convertible notes payable (including current maturities) are reported in our consolidated financial statements at fair value of approximately $0.5 million.

As of March 31, 2023, notes payable (including current maturities) are reported in our consolidated financial statements at amortized cost of $27.0 million, less unamortized debt discount and deferred financing costs, in the aggregate, of approximately $2.2 million.